Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	International Income Portfolio
Entity Central Index Key	0001394396
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000049878
Shareholder Report [Line Items]
Fund Name	International Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Diversified Currency Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69% [1]
AssetsNet	$ 243,655,231
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$243,655,231
# of Portfolio Holdings (including derivatives)	406
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized